INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

As of December 31, 2013 and 2014, the Company had the following balances of amortizable intangible assets:

	As of December 31,
	2013	2014
Cost:
Customer relationships	$9,640	$24,856
Patents	359	359
Trade names	2,367	3,179
Non-compete agreements	77	76
Software	10,726	11,643

Total	$23,169	$40,113

Accumulated amortization:
Customer relationships	(9,343)	(9,564)
Patents	(152)	(408)
Trade names	(208)	(321)
Non-compete agreements	(33)	(48)
Software	(6,305)	(6,752)

Total	(16,041)	(17,093)

Intangible assets, net	$7,128	$23,020

The Company recorded amortization expense of $2.5 million, $0.9 million and $1.2 million for the years ended December 31, 2012, 2013 and 2014, respectively.

Impairment charges for intangible assets of $1.8 million, $0 million and $0 million were recorded for the years ended December 31, 2012, 2013 and 2014, respectively.

The following table presents the total estimated amortization expense for intangible assets for future years:

Year	Total
2015	$2,555
2016	2,350
2017	2,267
2018	2,143
2019	2,020
Thereafter	11,685

Total	$23,020